Commitments and Contingencies (Details) $ in Thousands	Jun. 30, 2015 USD ($)	Dec. 31, 2014 USD ($)
Long-term Purchase Commitment [Line Items]
Amount repaid	$ 263,759	$ 188,954
Purchase obligations
Payable amounts from July to December 2015	49,486
Payable amounts in 2016	377,701
Payable amounts in 2017	214,138
Total contractual purchase obligation	$ 641,325
Aframax tankers
Long-term Purchase Commitment [Line Items]
Number of vessels under construction	9
LR1 product tankers
Long-term Purchase Commitment [Line Items]
Number of vessels under construction	2
Shuttle tanker
Long-term Purchase Commitment [Line Items]
Number of vessels under construction	1
LNG carrier
Long-term Purchase Commitment [Line Items]
Number of vessels under construction	1
Shuttle tanker termination agreement
Long-term Purchase Commitment [Line Items]
Amount repaid	$ 1,650